Escrow Liability and Escrow Funds - Schedule of Escrow Liability and Escrow Funds (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Escrow Liability and Escrow Funds [Abstract]
Escrow liability	$ 537,744	$ 446,775
Escrow funds	537,744	446,775
Escrow funds used by the Company	$ 0